RELATED PARTY TRANSACTIONS (Transactions Between Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Revenue from sale of goods and services, related party transactions	$ 287,266	$ 292,711	$ 342,560
Purchases of goods and services, related party transactions	1,480,434	705,200	699,323
Finance income (expense) with related parties	12,101	12,662	11,506
Dividends from non-consolidated parties	33,744	27,062	34,841
Other income (expenses), net, related party transactions	2,044	3,463	3,149
Outstanding balances for related party transactions [abstract]
Receivables, related party transactions	72,707	219,322
Non-consolidated parties
Related party transactions [abstract]
Sales of goods, related party transactions	99,911	138,416	163,591
Sales of services and others, related party transactions	180	181	168
Purchases of goods, related party transactions	401,835	333,260	491,011
Purchases of services and others, related party transactions	204,650	99,397	23,574
Finance income (expense) with related parties	12,925	13,484	12,263
Dividends from non-consolidated parties	33,744	27,062	34,841
Other income (expenses), net, related party transactions	699	915	1,396
Outstanding balances for related party transactions [abstract]
Receivables, related party transactions	159,059	156,937
Advances to suppliers, related party transactions	316	2,524
Payables, related party transactions	(55,318)	(57,230)
Other related parties
Related party transactions [abstract]
Sales of goods, related party transactions	183,807	151,270	174,869
Sales of services and others, related party transactions	3,368	2,844	3,932
Purchases of goods, related party transactions	347,229	93,214	81,404
Purchases of services and others, related party transactions	526,720	179,329	103,334
Expenses in connection with lease contracts from other related parties	(824)	(822)	(757)
Other income (expenses), net, related party transactions	1,345	2,548	$ 1,753
Outstanding balances for related party transactions [abstract]
Receivables, related party transactions	31,811	26,988
Advances to suppliers, related party transactions	126,374	131,685
Payables, related party transactions	(188,030)	(39,721)
Lease liabilities with other related parties	$ (1,505)	$ (1,861)